Note 15. Subsequent Events (Detail) - USD ($)	Jan. 31, 2017	Jan. 09, 2017	Dec. 31, 2016
Deposit on business acquisition			$ 2,950,000
Subsequent Event | Clear Channel Outdoor
Payments to Acquire Businesses, Gross		$ 2,983,444
Deposit on business acquisition		$ 2,950,000
Subsequent Event | Hartlind Outdoor
Payments to Acquire Businesses, Gross	$ 2,817,000